Property, plant and equipment - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2025
Leasehold land and buildings
Property, plant and equipment
Estimated useful lives	40 years
Plant and equipment | Minimum
Property, plant and equipment
Estimated useful lives	2 years
Plant and equipment | Maximum
Property, plant and equipment
Estimated useful lives	20 years
Freehold buildings
Property, plant and equipment
Estimated useful lives	40 years